SHORT-TERM BORROWINGS - Accounts Receivable Securitization (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Oct. 31, 2022	May 31, 2022	Mar. 31, 2022	Mar. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Short-term borrowings from buyer	$ (2,985)					$ (2,200)
Receivables securitization program
Disclosure of detailed information about borrowings [line items]
Trade receivables, maximum commitment	2,400	$ 2,400	$ 2,000	$ 1,800	$ 1,200	1,200
Receivables sold to buyer as security	2,914					2,679
Short-term borrowings from buyer	(2,400)					(800)	$ (650)
Overcollateralization	$ 514					$ 1,879